CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income / (loss) attributable to Nebius Group N.V.	$ 82.5	$ (641.4)	$ 241.3
Net income attributable to non-controlling interests from discontinued operations			24.6
Net income / (loss)	82.5	(641.4)	265.9
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	22.8	(83.2)	(1,114.6)
Reallocation adjustment, net of tax of nil	(0.8)	2,428.6	(102.5)
Total comprehensive income / (loss)	104.5	1,704.0	(951.2)
Total comprehensive (income) / loss attributable to noncontrolling interests			35.0
Comprehensive income / (loss) attributable to Nebius Group N.V.	$ 104.5	$ 1,704.0	$ (916.2)